Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,359,000
Previously Paid Amount	0.00
Total Fee Amount	601.98
Total Offset Amount	0.00
Net Fee	601.98
Narrative - Max Aggregate Offering Price	$ 4,359,000
Final Prospectus	true